STATEMENTS OF OPERATIONS - STATUTORY BASIS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PREMIUMS AND OTHER REVENUES:
Premiums and annuity considerations	$ 591.4	$ 519.4	$ 457.9
Net investment income	49.2	40.2	33.2
Commission and expense allowance on reinsurance ceded	25.1	27.4	26.6
Income from fees associated with Separate Accounts	49.1	49.5	49.4
Other income	1.9	2.5	2.2
Total premiums and other revenues	716.7	639.0	569.3
BENEFITS AND EXPENSES:
Policyholder benefits	127.8	88.8	90.0
Increase (decrease) in reserves	282.2	253.9	205.5
Separate Accounts’ modified coinsurance reinsurance	110.6	110.2	120.6
Commissions	118.0	109.9	103.0
Operating expenses	147.8	150.2	143.7
Transfer to or (from) Separate Accounts, net	12.5	(17.3)	(62.6)
Total benefits and expenses	798.9	695.7	600.2
Net gain (loss) from operations before federal income taxes (FIT)	(82.2)	(56.7)	(30.9)
FIT expense (benefit) incurred (excluding tax on capital gains)	7.6	(21.3)	(13.0)
Net gain (loss) from operations	(89.8)	(35.4)	(17.9)
Net realized capital gains (losses), net of tax	1.0	23.2	(5.1)
Net income (loss)	$ (88.8)	$ (12.2)	$ (23.0)